SEC File Nos. 002-11051
811-00604

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A

Registration Statement
under
the Securities Act of 1933

Post-Effective Amendment No. 114

Registration Statement
under
the Investment Company Act of 1940

Amendment No. 42

WASHINGTON MUTUAL INVESTORS FUND, INC.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Address of principal executive offices)

Registrant's Telephone Number, Including Area Code:
(202) 842-5665

JEFFREY L. STEELE
WASHINGTON MANAGEMENT CORPORATION
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Name and address of agent for service)

Copies to: ROBERT W. HELM, ESQ.
DECHERT LLP
1775 I Street, NW
Washington, DC 20006
(Counsel for the Registrant)

Approximate Date of Proposed Public Offering:

|X| It is proposed that this filing will become effective on November 5, 2007, pursuant to paragraph (b) of rule 485.

The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit index

XBRL Instance Document	Ex-100.ins
XBRL Taxonomy Extension Schema Document	Ex-100.sch
XBRL Taxonomy Extension Definition Linkbase	Ex-100.def
XBRL Taxonomy Extension Labels Linkbase	Ex-100.lab

SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 5th day of November, 2007.

WASHINGTON MUTUAL INVESTORS FUND, INC.

By /s/Jeffrey L. Steele, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on November 5, 2007, by the following persons in the capacities indicated.

Signature	Title
(1) Principal Executive Officer:
/s/Jeffrey L. Steele	President and Director

(2)Principal Financial Officer and Principal Accounting Officer:
/s/Michael W. Stockton	Vice President and Treasurer

(3) Directors

Cyrus A. Ansary*	Chairman and Director
James H. Lemon, Jr.*	Vice Chairman of the Board
Daniel J. Callahan III*	Director
Barbara H. Franklin	Director
R. Clark Hooper*	Director
Edward W. Kelley, Jr.*	Director
Harry J. Lister*	Director
James C. Miller III*	Director
Katherine D. Ortega	Director
J. Knox Singleton*	Director
/s/Jeffrey L. Steele	Director and President

*By           /s/ Michael W. Stockton

POWER OF ATTORNEY

The undersigned directors of Washington Mutual Investors Fund, Inc. a Maryland Corporation, do each hereby constitute and appoint Michael W. Stockton, Ashley L. Shaw, Jennifer L. Butler and Burton L. Raimi, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a director of said Corporation to any and all amendments to the Registration Statement of Washington Mutual Investors Fund, Inc., File No. 2-11051 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Corporation offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 21st day of May, 2007.

/s/ Cyrus A. Ansary

/s/ Daniel J. Callahan III

/s/ Barbara Hackman Franklin

/s/ R. Clark Hooper

/s/ Edward W. Kelley, Jr.

/s/ James H. Lemon, Jr.

/s/ Harry J. Lister

/s/ James C. Miller III

/s/ Katherine D. Ortega

/s/ J. Knox Singleton

/s/ Jeffrey L. Steele